Bread & Butter Fund, Inc.

3633 Hill Rd. 3rd Floor

Parsippany,  NJ 07054

April 29, 2019

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:  Bread & Butter Fund, Inc.

File Nos.

333-123976

 811-21748

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective April 26, 2019 do not differ from those filed in the Post-Effective Amendment No. 24, which was filed electronically on April 26, 2019.

Sincerely,

By /s/ James B. Potkul

     James B. Potkul

     President and Principal Financial Officer